Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalent

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2023	2024
Cash and cash equivalents	$274	$1,123
Restricted cash (Note i)	9,781	7,318
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$10,055	$8,441

Schedule of Revision Adjustments to the Specific Line Items Presented in the Consolidated Financial Statements	The impact of the revision adjustments to the specific line items presented in the consolidated financial statements as of December 31, 2023 is summarized below.
As of December 31, 2023
Consolidated balance sheet:	As previously reported	Adjustment	As revised
	$	$	$
Cash and cash equivalents	4,834	(4,560)	274
Restricted cash	5,221	4,560	9,781